Net Loss per Share and Unaudited Pro Forma Net Loss per Share - Unaudited Pro Forma Net Loss Per Share Attributable To Common Stockholders (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Numerator (in millions):
Pro forma net loss attributable to common stockholders | $	$ (108.5)
Denominator:
Weighted average common shares outstanding - basic and diluted	11,085,906
Pro forma adjustment to reflect automatic conversion of convertible preferred stock into common stock upon the closing of the proposed IPO	27,501,186
Pro forma adjustment to reflect common shares outstanding upon Settlement of Executive Promissory Notes	619,024
Pro forma weighted average common shares outstanding - basic and diluted (unaudited)	39,206,116
Pro forma net loss per share attributable to common stockholders - basic and diluted | $ / shares	$ (2.77)